Natural and environmental resources	12 Months Ended
Dec. 31, 2022
Natural and environmental resources
Natural and environmental resources

15.Natural and environmental resources

			Exploration
	Oil	Asset retirement	and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2021	76,229,481	8,172,698	7,212,305	91,614,484
Additions/capitalizations (1)	8,368,195	—	3,594,349	11,962,544
Abandonment cost update (Note 23)	—	(1,130,363)	21,524	(1,108,839)
Disposals (2)	(759,178)	(114,899)	(6,084)	(880,161)
Write off exploratory assets and dry wells (3)	(223,058)	—	(809,106)	(1,032,164)
Capitalized financial interests (4)	136,696	—	60,570	197,266
Exchange differences capitalized	798	—	353	1,151
Effect of adopting new standards (5)	—	—	48,173	48,173
Foreign currency translation	4,431,851	127,871	533,347	5,093,069
Transfers/reclassifications	153,686	49,596	(175,406)	27,876
Balance as of December 31, 2022	88,338,471	7,104,903	10,480,025	105,923,399

Accumulated depletion and impairment losses
Balance as of December 31, 2021	(51,316,344)	(4,230,674)	(157,622)	(55,704,640)
Depletion expense	(4,536,052)	(800,139)	—	(5,336,191)
(Loss) reversal of impairment (Note 18)	(632,179)	—	9,105	(623,074)
Disposals	421,036	96,489	11,793	529,318
Foreign currency translation	(2,354,611)	(82,927)	—	(2,437,538)
Transfers/reclassifications	35,677	(70,835)	7,494	(27,664)
Balance as of December 31, 2022	(58,382,473)	(5,088,086)	(129,230)	(63,599,789)
Net balance as of December 31, 2021	24,913,137	3,942,024	7,054,683	35,909,844
Net balance as of December 31, 2022	29,955,998	2,016,817	10,350,795	42,323,610
(1)

Mainly includes a) Ecopetrol Permian, for investments in drilling of wells and construction of facilities executed in Rodeo, b) Ecopetrol S.A., mainly in Caño Sur, Casabe, Castilla, Chichimene, Floreña, Rubiales fields, and Cupiagua and Uchuva exploratory wells, and c) Hocol S.A., mainly in Guarrojo, Cicuco, SSJN1, Guajira, VIM-8, SN15, YDSN-1, LLA-87 blocks.

(2)	Corresponds mainly to the withdrawal of Rygberg’s association contract in Ecopetrol América.
(3)

Mainly includes a) Saturno block in Ecopetrol Brazil related to the entry bond, b) dry wells in Hocol S.A.: Bololó, Pilonera, Pollera, and Chinchorro and unsuccessfulness of the Sinuano and Yoda B wells, c) Ecopetrol S.A., Boranda Norte 1 well, and d) Ecopetrol América, Starman well.

(4)	Financial interest is capitalized based on the weighted average rate of borrowing costs.
(5)	Corresponds to the effect of adopting the IAS 16 amendment (Nota 5.1)

		Asset	Exploration
	Oil	retirement	and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2020	65,367,278	7,231,851	8,867,894	81,467,023
Additions/capitalizations (1)	4,032,780	60,618	2,639,630	6,733,028
Abandonment cost update (Note 23)	—	778,925	13,256	792,181
Disposals	(3,497)	(484)	(69,908)	(73,889)
Withdrawal of exploratory assets and dry wells (2)	—	—	(486,408)	(486,408)
Capitalized financial interests (3)	99,786	—	24,757	124,543
Exchange differences capitalized	2,546	—	632	3,178
Foreign currency translation	1,979,171	101,866	767,117	2,848,154
Transfers/reclassifications	4,751,417	(78)	(4,544,665)	206,674
Balance as of December 31, 2021	76,229,481	8,172,698	7,212,305	91,614,484
Accumulated depletion and impairment losses
Balance as of December 31, 2020	(46,106,147)	(2,981,449)	(445,268)	(49,532,864)
Depletion expense	(3,803,027)	(1,193,454)	—	(4,996,481)
Reversal of impairment (Note 18)	305,016	—	59,111	364,127
Disposals	500	—	31,214	31,714
Foreign currency translation	(1,401,121)	(41,610)	—	(1,442,731)
Transfers/reclassifications	(311,565)	(14,161)	197,321	(128,405)
Balance as of December 31, 2021	(51,316,344)	(4,230,674)	(157,622)	(55,704,640)
Net balance as of December 31, 2020	19,261,131	4,250,402	8,422,626	31,934,159
Net balance as of December 31, 2021	24,913,137	3,942,024	7,054,683	35,909,844
(1)

Includes: a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities executed in RODEO, b) Ecopetrol for the Llanito, Purple Angel, Casabe and Offshore Tayrona fields. and c) Hocol mainly in Mamey 3, Pintado, Pozo Toldado, SN-8, Rc7 Pozo Basari, Ocelote, SSJN1, VIM8 and Saman. d) Ecopetrol America for Rydber and K2 e) Ecopetrol Brazil for the Gato do Mato project.

(2)

Mainly includes the Moyote well by Ecopetrol México, Ecopetrol S.A. mainly the Aguas Blancas, Alqamari-1, Nafta-1, Lorito Este 1, Boranda Centro 1 and Chimuelo 1 wells, Hocol Chacha 2 well, Ecopetrol América the well Silverback #1 and Silverback #2 and by Ecopetrol Brasil Ceará. Additionally, Hocol includes exploration expenses.

(3)	Financial interests are capitalized based on the weighted average rate of loan costs. See Note 20 – Loans and borrowings.

Accounting for suspended exploratory wells

The following table shows the classification by age, from the completion date, of the exploratory wells that are suspended as of December 31, 2022, 2021 and 2020:

	2022	2021	2020
Between 1 and 3 years (a)	48,206	—	—
Between 3 and 5 years (b)	—	—	319,368
More than 5 years (c)	650,767	651,040	589,604
Total suspended exploratory Wells	698,973	651,040	908,972
Number of projects exceeding 1 year	8	6	16
Wells under 1 year of suspended (d)	990	20,863	—
(a)	For 2022, the balance corresponds to Hocol: Bullerengue South West-1 and Merecumbe 1, which are under evaluation.
(b)	For 2020, the balance corresponds mainly to wells of Ecopetrol S.A.: Purple Angel and Gorgon.
(c)

For 2022 and 2021, it corresponds mainly to i) Ecopetrol S.A.: Orca 1, Purple Angel, and Gordon, which are under evaluation. For 2020, the exploratory wells correspond mainly to i) Ecopetrol S.A.: Orca 1, Luna-1, and Gala 1K.

(d)	For 2022, the balance corresponds to Ecopetrol: Magallanes. For 2021, the balance corresponds to Hocol: Merecumbe 1 -SSJN1 as of December 2021.